Expense Example, No Redemption - Soundwatch Hedged Equity Fund - Soundwatch Hedged Equity ETF Class	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 93
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	548
Expense Example, No Redemption, 10 Years	$ 1,227